Commitments and contingencies - Other commitments (Details) - Contractual Obligations [Member] $ in Thousands	Dec. 31, 2019 USD ($)
2020
Disclosure of other provisions [line items]
Other commitments	$ 58,715
2021
Disclosure of other provisions [line items]
Other commitments	1,390
2022
Disclosure of other provisions [line items]
Other commitments	539
2023
Disclosure of other provisions [line items]
Other commitments	539
2024
Disclosure of other provisions [line items]
Other commitments	539
Thereafter
Disclosure of other provisions [line items]
Other commitments	$ 3,273